Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consists of the following:

	December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	126,896	142,236
Leasehold improvement	—	32,038
Others	4,031	10,603

Total	130,927	184,877

Less: accumulated depreciation	(43,508)	(88,191)

Property and equipment, net	87,419	96,686